Land-Use Rights, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Land-Use Rights, Net [Abstract]
Amortization expenses	$ 27,472	$ 22,933	$ 16,863